[logo] PIONEER Investments(R)




November 4, 2010



VIA ELECTRONIC TRANSMISSION
---------------------------

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC  20549

Re: Pioneer Series Trust III (the "Trust"), on behalf of Pioneer Cullen Value Fund (the "Fund"); File Nos. 333-120144 and 811-21664
     CIK No. 0001306349

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the forms of prospectus and statement of additional for the fund, which would have been filed under paragraph (c) of Rule 497, do not differ from those contained in Post-Effective Amendment No. 7 to the Trust's
registration  statement on Form N-1A,    filed    electronically on
October   28,   2010 (Accession   No. 0001306349-10-000006).

If you have any questions concerning the foregoing certification, please contact me at (617) 422-4703.

Very truly yours,



/s/ Kathleen H. Alexander
-------------------------
    Kathleen H. Alexander
    Legal Product Manager


cc:     Christopher J. Kelley, Esq.
        Toby R. Serkin, Esq


Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820



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